UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22712

Premier Multi-Series VIT

(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna – 1633 Broadway, New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedules of Investments

Schedule of Investments

NFJ Dividend Value Portfolio

March 31, 2017 (unaudited)

Shares		Value*
COMMON STOCK—97.0%
Aerospace & Defense—3.8%
486	General Dynamics Corp.	$90,979
785	United Technologies Corp.	88,085

		179,064

Automobiles—1.9%
2,519	General Motors Co.	89,072

Banks—15.3%
1,499	Citigroup, Inc.	89,670
3,526	Fifth Third Bancorp	89,560
2,081	JPMorgan Chase & Co.	182,795
726	PNC Financial Services Group, Inc.	87,294
1,668	U.S. Bancorp	85,902
3,271	Wells Fargo & Co.	182,064

		717,285

Biotechnology—1.9%
1,397	AbbVie, Inc.	91,029

Capital Markets—4.0%
766	Ameriprise Financial, Inc.	99,335
2,100	Morgan Stanley	89,964

		189,299

Chemicals—1.7%
333	Celanese Corp., Ser. A	29,920
631	Eastman Chemical Co.	50,985

		80,905

Communications Equipment—2.0%
2,838	Cisco Systems, Inc.	95,924

Consumer Finance—1.9%
1,124	American Express Co.	88,920

Containers & Packaging—1.9%
1,742	International Paper Co.	88,459

Diversified Telecommunication Services—3.7%
2,079	AT&T, Inc.	86,382
1,744	Verizon Communications, Inc.	85,020

		171,402

Electric Utilities—3.9%
1,351	American Electric Power Co., Inc.	90,693
1,202	Entergy Corp.	91,304

		181,997

Electrical Equipment—2.0%
1,262	Eaton Corp. PLC	93,577

Energy Equipment & Services—2.1%
7,387	Nabors Industries Ltd.	96,548

Food & Staples Retailing—4.0%
2,616	Wal-Mart Stores, Inc.	188,561

Health Care Providers & Services—4.1%
750	Aetna, Inc.	95,662
968	Quest Diagnostics, Inc.	95,048

		190,710

Hotels, Restaurants & Leisure—1.9%
1,500	Carnival Corp.	88,365

Household Products—1.9%
985	Procter & Gamble Co.	88,502

Schedule of Investments

NFJ Dividend Value Portfolio

March 31, 2017 (unaudited) (continued)

Shares		Value*
COMMON STOCK
Industrial Conglomerates—2.0%
750	Honeywell International, Inc.	$93,653

Insurance—5.7%
1,800	Hartford Financial Services Group, Inc.	86,526
1,687	MetLife, Inc.	89,107
757	Travelers Cos., Inc.	91,249

		266,882

IT Services—1.8%
492	International Business Machines Corp.	85,677

Media—2.0%
1,350	CBS Corp., Class B	93,636

Multi-Utilities—1.9%
2,013	Public Service Enterprise Group, Inc.	89,277

Oil, Gas & Consumable Fuels—9.7%
1,755	Apache Corp.	90,189
858	Chevron Corp.	92,123
1,106	Exxon Mobil Corp.	90,703
3,452	Royal Dutch Shell PLC, Class A ADR	182,024

		455,039

Pharmaceuticals—6.0%
773	Johnson & Johnson	96,277
5,365	Pfizer, Inc.	183,537

		279,814

Road & Rail—1.9%
1,203	Ryder System, Inc.	90,754

Semiconductors & Semiconductor Equipment—1.8%
2,395	Intel Corp.	86,388

Software—4.0%
2,705	CA, Inc.	85,803
2,228	Oracle Corp.	99,391

		185,194

Technology Hardware, Storage & Peripherals—2.2%
733	Apple, Inc.	105,303

	Total Investments (cost-$3,904,332)—97.0%	4,551,236
	Other assets less liabilities—3.0%	139,132

	Net Assets—100.0%	$4,690,368

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

RCM Dynamic Multi-Asset Plus VIT Portfolio

March 31, 2017 (unaudited)

Principal Amount (000s)		Value*
U.S. Treasury Obligations—38.5%
	U.S. Treasury Bonds,
$290	3.00%, 11/15/44	$288,669
350	4.375%, 5/15/41	435,859
400	5.25%, 2/15/29	512,914
220	5.375%, 2/15/31	293,799
450	7.625%, 11/15/22	583,216
110	7.875%, 2/15/21	135,132
	U.S. Treasury Notes,
800	0.625%, 8/31/17	799,249
800	0.625%, 9/30/17	798,938
320	0.75%, 2/28/18	319,106
800	0.875%, 11/15/17	799,610
800	1.00%, 12/15/17	800,031
950	1.00%, 6/30/19 (a)	943,284
510	1.125%, 3/31/20 (a)	504,143
800	1.50%, 2/28/19 (a)	803,813
370	1.875%, 10/31/17	371,929
550	2.00%, 5/31/21 (a)	554,200
600	2.00%, 2/15/23 (a)	596,918
450	2.00%, 11/15/26	434,681
660	2.25%, 7/31/18	669,578

	Total U.S. Treasury Obligations (cost—$10,763,069)	10,645,069

Shares
Exchange-Traded Funds —34.9%
33,460	iShares Core MSCI EAFE	1,939,007
8,607	iShares Core S&P 500	2,042,183
14,226	iShares iBoxx $ High Yield Corporate Bond	1,248,758
21,154	iShares iBoxx $ Investment Grade Corporate Bond	2,494,268
9,259	iShares J.P. Morgan USD Emerging Markets Bond	1,052,748
11,189	Vanguard Emerging Markets Government Bond	891,204

	Total Exchange-Traded Funds (cost—$9,538,733)	9,668,168

Principal Amount (000s)
U.S. Government Agency Securities—11.1%
	Fannie Mae,
$500	0.875%, 8/28/17	499,953
500	5.375%, 6/12/17	504,364
	Federal Home Loan Bank,
450	0.625%, 5/30/17	449,884
600	0.625%, 10/26/17	598,853
	Freddie Mac,
520	1.00%, 6/29/17	520,185
500	1.25%, 5/12/17	500,242

	Total U.S. Government Agency Securities (cost—$3,074,634)	3,073,481

Schedule of Investments

RCM Dynamic Multi-Asset Plus VIT Portfolio

March 31, 2017 (unaudited) (continued)

Principal Amount (000s)		Value*
Sovereign Debt Obligations —8.1%
Supranational—8.1%
	European Investment Bank,
$500	0.875%, 4/18/17	$499,993
250	1.125%, 9/15/17	250,012
500	Inter-American Development Bank, 1.00%, 7/14/17	499,924
	International Bank for Reconstruction and Development,
500	0.875%, 4/17/17	500,009
500	1.00%, 11/15/17	499,348

	Total Sovereign Debt Obligations (cost—$2,250,085)	2,249,286

Corporate Bonds & Notes —2.2%
Germany—0.7%
200	KFW, 0.875%, 9/5/17	199,827

United States—1.5%
400	Apple, Inc., 1.05%, 5/5/17	400,026

	Total Corporate Bonds & Notes (cost—$600,134)	599,853

Repurchase Agreements—4.2%
1,155	State Street Bank & Trust Co., dated 3/31/17, 0.09%, due 4/3/17, proceeds $1,155,009; collateralized by U.S. Treasury Notes, 2.25%, due 11/15/25, valued at $1,182,574 including accrued interest (cost—$1,155,000)	1,155,000

	Total Investments (cost—$27,381,655)—99.0%	27,390,857
	Other assets less liabilities (b)—1.0%	276,288

	Net Assets—100.0%	$27,667,145

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for futures.

(b)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at March 31, 2017:

Type		Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	E-Mini S&P 500 Index	58	$6,842	6/16/17	$(61,591)
	Euro STOXX 600 Index	54	1,082	6/16/17	23,496
	Mini MSCI EAFE Index	31	2,762	6/16/17	8,918
	Mini MSCI Emerging Markets Index	38	1,827	6/16/17	29,477
	Russell 2000 Mini Index	4	277	6/16/17	5,493
	TOPIX Index	8	1,087	6/8/17	(27,340)
Short:	10-Year U.S. Treasury Note	(7)	(872)	6/21/17	(12,154)
	2-Year U.S. Treasury Note	(4)	(866)	6/30/17	556
	5-Year U.S. Treasury Note	(6)	(706)	6/30/17	(6,808)
	Ultra U.S. Treasury Bond	(3)	(482)	6/21/17	(14,537)

					$(54,490)

(c)	At March 31, 2017, the Portfolio pledged $307,840 in cash as collateral for derivatives.

Glossary:

EAFE—Europe, Australasia and Far East

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Portfolios’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market securities and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded futures are valued at the price determined by the relevant exchange.

The Board of Trustees (the “Board”) of NFJ Dividend Value and RCM Dynamic Multi-Asset Plus VIT Portfolios (the “Portfolios”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Portfolios’ valuation methods and to make fair value determinations on behalf of the Board, as necessary. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Trust’s Valuation Committee may be selected or the Trust’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures adopted by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Trust’s Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premium or discount based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of each Portfolio may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Portfolios to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each Portfolio is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the NYSE on each day the NYSE is open for business.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Portfolio has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Investment Manager’s or Trust’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Portfolios to measure fair value during the three months ended March 31, 2017 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Portfolios’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Level 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Portfolios generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common Stock) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Fair Value Measurements (continued)

Sovereign Debt Obligations — Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories; investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issues by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market markers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at March 31, 2017 in valuing each Portfolio’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

NFJ Dividend Value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/17
Investments in Securities—Assets
Common Stock	$4,551,236	—	—	$4,551,236

At March 31, 2017, there were no transfers between Levels 1 and 2.

RCM Dynamic Multi-Asset Plus VIT:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/17
Investments in Securities—Assets
U.S. Treasury Obligations	—	$10,645,069	—	$10,645,069
Exchange-Traded Funds	$9,668,168	—	—	9,668,168
U.S. Government Agency Securities	—	3,073,481	—	3,073,481
Sovereign Debt Obligations	—	2,249,286	—	2,249,286
Corporate Bonds & Notes	—	599,853	—	599,853
Repurchase Agreements	—	1,155,000	—	1,155,000

	9,668,168	17,722,689	—	27,390,857

Other Financial Instruments*—Assets
Interest Rate Contracts	556	—	—	556
Market Price	67,384	—	—	67,384

	67,940	—	—	67,940

Other Financial Instruments*—Liabilities
Interest Rate Contracts	(33,499)	—	—	(33,499)
Market Price	(88,931)	—	—	(88,931)

	(122,430)	—	—	(122,430)

Totals	$9,613,678	$17,722,689	—	$27,336,367

*	Other financial instruments are derivatives, such as futures contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

At March 31, 2017, there were no transfers between Levels 1 and 2.

At March 31, 2017, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments for federal income tax purposes were:

	Federal Tax Cost Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
NFJ Dividend Value	$3,908,969	$678,546	$36,279	$642,267
RCM Dynamic Multi-Asset Plus VIT	27,479,980	137,240	226,363	(89,123)

Differences between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Premier Multi-Series VIT

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo,
President & Chief Executive Officer

Date: May 23, 2017

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo,
President & Chief Executive Officer

Date: May 23, 2017

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: May 23, 2017